Equity (Details) - Schedule of stock option activities - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020
Schedule of stock option activities [Abstract]
Number of Options, Outstanding, Beginning balance	1,869,412	1,869,412
Weighted-Average Exercise Price, Outstanding, Beginning balance	$ 10.25	$ 10.25
Weighted-Average Remaining Contractual Term (in years), Outstanding, Beginning balance	3 years 2 months 15 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 23,838	$ 23,838
Number of Options, Granted		315,000
Weighted-Average Exercise Price, Granted		$ 26.28
Number of Options, Exercised		(603,519)
Weighted-Average Exercise Price, Exercised		$ 8.63
Number of Options, Expired and forfeited		(118,411)
Weighted-Average Exercise Price, Expired and forfeited		$ 11.15
Number of Options, Ending balance		1,462,482
Weighted-Average Exercise Price, Ending balance		$ 14.26
Weighted-Average Remaining Contractual Term, Ending balance		3 years 2 months 1 day
Aggregate Intrinsic Value, Ending balance		$ 24,019
Number of Options, Vested and expected to vest		1,462,482
Weighted-Average Exercise Price, Vested and expected to vest		$ 14.26
Weighted-Average Remaining Contractual Term, Vested		3 years 2 months 1 day
Aggregate Intrinsic Value, Vested		$ 24,019
Number of Options, Exercisable		732,209
Weighted-Average Exercise Price, Exercisable		$ 10.59
Weighted-Average Remaining Contractual Term, Exercisable		2 years 3 months 14 days
Aggregate Intrinsic Value, Exercisable		$ 14,092